625 Fourth Avenue South
Minneapolis, Minnesota  55415

[logo] LUTHERAN BROTHERHOOD
       VARIABLE INSURANCE
       PRODUCTS COMPANY



May 7, 1999


Securities and Exchange Commission
Branch of Document Control
450 Fifth Street, N.W.
Washington, DC  20549

RE: LBVIP Variable Insurance Account - File Nos. 33-3243, 811-4602 ("the Registrant"); Prospectus dated May 1, 1999

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that the form of the captioned prospectus that would have been filed by the Registrant pursuant to 497(c) upon the effectiveness of Post-Effective Amendment No. 24 to the Registrant's registration statement on Form S-6 would not have differed from that contained in said Amendment, which is the most recent amendment to such registration statement and was filed electronically on April 29, 1999.

Please direct any comments or questions concerning this certificate to the undersigned at (612) 340-5727.

Sincerely,

LBVIP VARIABLE INSURANCE ACCOUNT
        (Registrant)

By  LUTHERAN BROTHERHOOD VARIABLE
    INSURANCE PRODUCTS COMPANY
         (Depositor)


By:  /s/ James M. Odland
   ------------------------------
     James M. Odland
     Assistant Secretary

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